Derivative Instruments (Summary Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Weighted average maturity (years)	3 years 7 months 6 days	4 years 7 months 6 days	5 years 7 months 6 days
Fair value of yield maintenance provisions	$ 599	$ 990	$ 999
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	7,535	7,750	7,949
Weighted average pay rate on interest-rate swaps	3.86%	3.86%	3.86%
Weighted average receive rate on interest-rate swaps	0.19%	0.24%	0.35%
Fair value of interest-rate swaps	$ (599)	$ (990)	$ (999)